Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	$ (2,834,751)	$ 160,216	$ (123,693)
Adjustments to reconcile net income (loss) to cash provided by (used in) operating activities:
Depreciation	5,445	2,644	2,347
Bad debt expenses	125,180
Impairment on prepaid investment	651,973
Change in operating assets and liabilities
Inventories	(1,122,391)
Accounts receivable	(118,507)	81,504	(272,027)
Accounts receivable - related parties	97,054	(104,664)	(53,791)
Other receivables	(926,167)
Other receivables - related parties	60,552	(63,204)
Prepayments - related parties	(353,437)
Prepayments and other current assets	2,820,285	(4,260,708)	(15,050)
Other payables and accrued liabilities	(3,902)	8,542	(1,820)
Other payables - related parties	3,907
Taxes payable	44,204	24,284	15,027
Net cash used in operating activities	(1,550,555)	(4,151,386)	(449,007)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of equipment	(18,702)	(6,042)	(6,905)
Net cash used in investing activities	(18,702)	(6,042)	(6,905)
CASH FLOWS FROM FINANCING ACTIVITIES:
Registered capital contribution		3,582,420	464,078
Shares sold for cash	2,354,793
Advance from customer - related party	(578,888)		614,751
Net cash provided by financing activities	1,775,905	3,582,420	1,078,829
EFFECT OF EXCHANGE RATE ON CASH	(4,367)	(12,698)	10,498
CHANGES IN CASH	202,281	(587,706)	633,415
CASH AND CASH EQUIVALENT, beginning of year	47,149	634,855	1,440
CASH AND CASH EQUIVALENT, end of year	249,430	47,149	634,855
SUPPLEMENTAL CASH FLOW INFORMATION:
Cash paid for income tax
Cash paid for interest